As filed with the Securities and Exchange Commission on August 3, 2026

File Nos. 333-281213

811-22913

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 9	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 12	☒

COHEN & STEERS

ETF TRUST

(Exact Name Of Registrant As Specified In Charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on August 10, 2026 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 7 under the Securities Act of 1933 (the “Securities Act”), and Amendment No. 10 under the Investment Company Act of 1940 (the “1940 Act”), to the registration statement on Form N-1A of Cohen & Steers ETF Trust (the “Trust”) was filed pursuant to Rule 485(a)(2) on May 21, 2026 and was proposed to become effective on August 4, 2026 (the “Amendment”). The purpose of this filing is to designate August 10, 2026 as the new effective date of the Amendment.

This Post-Effective Amendment No. 9 under the Securities Act and Post-Effective Amendment No. 12 under the 1940 Act incorporates by reference the information contained in Parts A, B and C of the Amendment and, like the Amendment, relates only to Cohen & Steers Real Assets Active ETF, a series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and State of New York, on the 3rd day of August, 2026.

Cohen & Steers ETF Trust

By:	/s/ JAMES GIALLANZA
JAMES GIALLANZA

President and CEO

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

By: /s/ JAMES GIALLANZA	President and Chief Executive Officer (Principal Executive Officer)	August 3, 2026
(JAMES GIALLANZA)

By: /s/ ALBERT LASKAJ	Chief Financial Officer (Principal Financial Officer)	August 3, 2026
(ALBERT LASKAJ)

*	Chair and Trustee	August 3, 2026
(JOSEPH M. HARVEY)

*	Trustee	August 3, 2026
(ADAM M. DERECHIN)

*	Trustee	August 3, 2026
(MICHAEL G. CLARK)

*	Trustee	August 3, 2026
(DEAN A. JUNKANS)

*	Trustee	August 3, 2026

(GEORGE GROSSMAN)
*	Trustee	August 3, 2026
(GERALD J. MAGINNIS)

*	Trustee	August 3, 2026
(JANE F. MAGPIONG)

*	Trustee	August 3, 2026
(DAPHNE L. RICHARDS)

*	Trustee	August 3, 2026
(RAMONA ROGERS-WINDSOR)

*By: /s/ DANA A. DEVIVO		August 3, 2026

Dana A. DeVivo ATTORNEY-IN-FACT